Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events

14. Subsequent Events

Calidi has completed an evaluation of all subsequent events after the unaudited condensed consolidated balance sheet date of June 30, 2023 and through October 5, 2023, the date the unaudited condensed consolidated financial statements were available to be issued. Other than the events disclosed below, and within the other notes to the unaudited condensed consolidated financial statements, Calidi has determined that there are no other material events to disclose.

The FLAG Merger and related transactions

On September 12, 2023, FLAG consummated a series of transactions that resulted in the merger of FLAG Merger Sub Inc., a Nevada corporation and a wholly-owned subsidiary of FLAG (“Merger Sub”) and Calidi Biotherapeutics, Inc., a Nevada corporation pursuant to the Agreement and Plan of Merger, as amended, dated as of January 9, 2023. Pursuant to the terms of the Merger Agreement, the business combination was effected through the merger of Merger Sub with and into Calidi, with Calidi surviving such merger as a wholly-owned subsidiary of FLAG. Following the consummation of the business combination, FLAG was renamed “Calidi Biotherapeutics, Inc.”

As a result of the business combination, all outstanding stock of Calidi were cancelled in exchange for the right to receive newly issued shares of common stock of “New Calidi”, par value $0.0001 per share (“New Calidi Common Stock”), and all outstanding options to purchase Calidi stock were exchanged for options exercisable for newly issued shares of New Calidi Common Stock.

At the Closing, Calidi Security Holders own approximately 76% of the outstanding shares of New Calidi Common Stock.

The total consideration received by Calidi Security Holders at the Closing of the transactions by the Merger Agreement is the newly issued shares of Common Stock and securities convertible or exchangeable for newly issued shares of Common Stock with an aggregate value equal $250,000,000, plus an adjustment of $23,756,000 pursuant to the net debt adjustment provisions of the Merger Agreement by reason of the Series B Financing (the “Merger Consideration”), with each Calidi stockholder receiving for each share of Calidi common stock held (after giving effect to the exchange or conversion of all outstanding SAFEs, contingently convertible notes and Calidi preferred stock for shares of Calidi common stock and treating all vested in-the-money Calidi convertible securities (including, on a net exercise basis, all outstanding Calidi warrants and vested qualified Calidi stock options but excluding all vested non-qualified stock options) as if such securities had been exercised as of immediately prior to the Merger, but excluding all unvested Calidi stock options and any treasury stock) a number of shares of Common Stock equal to a conversion ratio of approximately 0.41. As a result, the Calidi security holders received an aggregate of 27,375,600 shares of New Calidi Common Stock as Merger Consideration.

As an additional consideration, each Calidi stockholder is entitled to earn, on a pro rata basis, up to 18,000,000 Escalation Shares. During the Escalation Period, Calidi Stockholders may be entitled to receive up to 18,000,000 Escalation Shares with incremental releases of 4,500,000 shares upon the achievement of each share price hurdle if the trading price of New Calidi Common Stock is $12.00, $14.00, $16.00 and $18.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period. The Escalation Shares will be placed in escrow and will be outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved. While in escrow, the shares will be non-voting.

Series B Convertible Preferred Stock – Remaining Tranches

In connection with the Closing as described in Note 9, JIG purchased the remaining 300,001 shares of Series B Preferred Stock for $7.4 million for JIG Tranche 2, net of fees and commissions, which, along with JIG Tranche1 that was funded in June 2023, all Series B Convertible Preferred Stock held by JIG was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements. Furthermore, at the Closing, Calidi Cure purchased 500,000 shares of Series B Preferred Stock for $12.1 million, net of fees and commissions, comprising both Calidi Cure Tranche 1 and Calidi Cure Tranche 2 and all Series B Convertible Preferred Stock held by Calidi Cure was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements.

In connection with JIG Tranche 2 and the Calidi Cure funding, the investors received 133,981 shares and 125,000 shares, respectively, of FLAG Class B Common Stock as an incentive to complete the Series B financing.

Forward Purchase Agreement

On August 28, 2023, and August 29, 2023, FLAG and Calidi entered into a forward purchase agreements (each a “Forward Purchase Agreement”, and together, the “Forward Purchase Agreement”) with each of Meteora Strategic Capital, LLC (“MSC”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”), Great Point Capital LLC (“Great Point”), Funicular Funds, LP (“Funicular Funds”) and Marybeth Wootton (“Wootton”) (with each of MSC, MCP, MSTO, Great Point, Funicular, and Wootton, individually a “Seller”, and together, the “Sellers”) for an OTC Equity Prepaid Forward Transaction. For purposes of the Forward Purchase Agreement, FLAG is referred to as the “Counterparty” prior to the consummation of the business combination), while Calidi is referred to as the “Counterparty” after the consummation of the business combination. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

Pursuant to the terms of the Forward Purchase Agreements, each Sellers intends to purchase up to a number of shares of Class A Common Stock, par value $0.0001 per share, of FLAG (“FLAG Class A Common Stock”) in the aggregate amount equal to up to 1,000,000, concurrently with the Closing pursuant to each Seller’s respective FPA Funding Amount PIPE Subscription Agreement, less, the number of FLAG Class A Common Stock purchased by each Seller separately from third parties through a broker in the open market (“Recycled Shares”).

The Forward Purchase Agreements provide that Sellers will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the Number of Shares as set forth in each Pricing Date Notice and (ii) the redemption price per share as defined in Section 9.2(a) of FLAG’s Amended and Restated Certificate of Incorporation, as amended (the “Initial Price”) less (iii) an amount in USD equal to 0.50% of the product of (i) the Recycled Shares multiplied by (ii) the Initial Price paid by Seller to Counterparty on the Prepayment Date (which amount shall be netted from the Prepayment Amount) (the “Prepayment Shortfall”).

The Counterparty will pay to Seller the Prepayment Amount required under the respective Forward Purchase Agreement directly from the Counterparty’s Trust Account maintained by Continental Stock Transfer and Trust Company holding the net proceeds of the sale of the units in the Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”) no later than the earlier of (a) one business day after the Closing Date and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination, except that to the extent the Prepayment Amount payable to a Seller is to be paid from the purchase of Additional Shares by such Seller pursuant to the terms of its FPA Funding Amount PIPE Subscription Agreement, such amount will be netted against such proceeds, with such Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount.

Following the Closing, the reset price (the “Reset Price”) will initially be $10.00; provided, however, that the Reset Price may be reduced immediately to any lower price at which the Counterparty sells, issues or grants any FLAG Class A Common Stock or securities convertible or exchangeable into FLAG Class A Common Stock (excluding any secondary transfers) (a “Dilutive Offering”), then the Reset Price shall be modified to equal such reduced price as of such date.

From time to time and on any date following the Trade Date (any such date, an “OET Date”), Seller may, in its discretion, terminate its Forward Purchase Agreement in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) no later than the next Payment Date following the OET Date (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)); provided that “Terminated Shares” includes only such quantity of Shares by which the Number of Shares is to be reduced and included in an OET Notice and does not include any other Share sales, Shortfall Sale Shares or sales of Shares that are designated as Shortfall Sales (which designation can be made only up to the amount of Shortfall Sale Proceeds), any Share Consideration sales or any other Shares, whether or not sold, which shares will not be included in any OET Notice when calculating the number of Terminated Shares. The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from the Seller, and the Seller shall pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date, except that no such amount will be due to Counterparty upon any Shortfall Sale. The payment date may be changed within a quarter at the mutual agreement of the parties.

From time to time and on any date following the Trade Date (any such date, a “Shortfall Sale Date”) Seller may, in its absolute discretion, at any sales price, sell Shortfall Sale Shares, and in connection with such sales, Seller shall provide written notice to Counterparty (the “Shortfall Sale Notice”) no later than the later of (a) the fifth Local Business Day following the Shortfall Sales Date and (b) the first Payment Date after the Shortfall Sales Date, specifying the quantity of the Shortfall Sale Shares and the allocation of the Shortfall Sale Proceeds. Seller shall not have any Early Termination Obligation in connection with any Shortfall Sales. The Counterparty covenants and agrees for a period of at least sixty (60) Local Business Days (commencing on the Prepayment Date or if an earlier Registration Request is submitted by Seller on the Registration Statement Effective Date) not to issue, sell or offer or agree to sell any Shares, or securities or debt that is convertible, exercisable or exchangeable into Shares, including under any existing or future equity line of credit, until the Shortfall Sales equal the Prepayment Shortfall.

Unless and until the proceeds from Shortfall Sales equal 100% of the Prepayment Shortfall, in the event that the product of (x) the difference between (i) the number of Shares as specified in the Pricing Date Notice(s), less (ii) any Shortfall Sale Shares as of such measurement time, multiplied by (y) the VWAP Price, is less than (z) the difference between (i) the Prepayment Shortfall, less (ii) the proceeds from Shortfall Sales as of such measurement time (the “Shortfall Variance”), then the Counterparty, as liquidated damages in respect of such Shortfall Variance, at its option shall within five (5) Local Business Days either:

(A) Pay in cash an amount equal to the Shortfall Variance; or

(B) Issue and deliver to Seller such number of additional Shares that are equal to (1) the Shortfall Variance, divided by (2) 90% of the VWAP Price (the “Shortfall Variance Shares”).

The valuation date will be the earliest to occur of (a) 36 months after of the Closing Date, (b) the date specified by a Seller in a written notice to be delivered to the Counterparty at a Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event and (c) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective) (the “Valuation Date”).

On the Cash Settlement Payment Date, which is the tenth business day following the last day of the valuation period commencing on the Valuation Date, a Seller shall pay the Counterparty a cash amount equal to either: (1) in the event that the Valuation Date is determined by clause (c) of the Valuation Date definition, a cash amount equal to (A) the Number of Shares as of the Valuation Date, multiplied by (2) the closing price of the Shares on the Exchange Business Day immediately preceding the Valuation Date, or (2) (A) the Number of Shares as of the Valuation Date less the number of Unregistered Shares, multiplied by (B) the volume-weighted daily VWAP Price over the Valuation Period less (3) if the Settlement Amount Adjustment is less than the cash amount to be paid, the Settlement Amount Adjustment. The Settlement Amount Adjustment is equal to (1) the Maximum Number of Shares as of the Valuation Date multiplied by (2) $2.00 per share, and the Settlement Amount Adjustment will be automatically netted from the Settlement Amount. If the Settlement Amount Adjustment exceeds the Settlement Amount, the Counterparty will pay the Seller in FLAG Class A Common Stock or, at the Counterparty’s election, in cash.

Seller has agreed to waive any redemption rights under FLAG’s Amended and Restated Certificate of Incorporation, as amended, with respect to any FLAG Class A Common Stock purchased through the FPA Funding Amount PIPE Subscription Agreement and any Recycled Shares in connection with the Business Combination, that would require redemption by FLAG of the Class A Common Stock. Such waiver may reduce the number of FLAG Class A Common Stock redeemed in connection with the Business Combination. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination under the Securities Exchange Act of 1934, as amended.

During the 36-month term of the Forward Purchase Agreement, if the Sellers liquidate the 1,000,000 shares in the market above $10.00 per share, then Calidi will be entitled to receive up to $10.0 million in cash from the Sellers pursuant to the Forward Purchase Agreement. If the Sellers liquidate the shares below $10.00 per share, then Calidi will be entitled to the price sold less $2.00 per share, from the Sellers. No proceeds will be available to Calidi if the Forward Purchase Agreement shares are sold below $2.00 per share. The Forward Purchase Agreement may be terminated earlier by the Sellers if certain default events occur, including the stock price trading below defined thresholds for a defined period. In no event will Calidi be obligated to pay cash to the Sellers during the term of the Forward Purchase Agreement or at its expiration.

Forward Purchase Agreement Derivative Asset

The Forward Purchase Agreement discussed above is expected to be accounted for as a derivative asset under ASC 815 – Derivatives and Hedging.

The estimated fair value of the Forward Purchase Agreement at the closing of the Business Combination was estimated to be a $5.4 million asset with a corresponding amount recorded in equity at the Closing. The estimated fair value of the Forward Purchase Agreements was determined by using a Monte Carlo simulation valuation model, using a risk-neutral Geometric Brownian Motion (GBM) to simulate potential future stock price paths based on underlying stock price over the three-year period commensurate with the term of the agreement. The estimated fair value of the Forward Purchase Agreements at inception was determined using preliminary information available at that time of the agreements and may be subject to change based on all information available to Calidi.

There can be no assurance that any proceeds from the Sellers will be made to Calidi under the Forward Purchase Agreement.

New Money PIPE Subscription Agreement

On August 30, 2023, FLAG entered into a subscription agreement (the “New Money PIPE Subscription Agreement” and together with the FPA Funding Amount PIPE Subscription Agreements, the “PIPE Subscription Agreements”) with Wootton (the “New Money PIPE Investor”).

Pursuant to the New Money PIPE Subscription Agreement, the New Money PIPE Subscriber subscribed and purchased an aggregate of 132,817 shares of FLAG Class A Common Stock for aggregate gross proceeds of approximately $240,000 to Calidi at the Closing.

The New Money Pipe Investor had also participated in the Calidi Cure Series B Financing discussed above, which was completed at the Closing with aggregate proceeds of $360,000 to Calidi.

Non-Redemption Agreement

On August 28, 2023 and August 30, 2023, FLAG entered into non-redemption agreements (the “Non-Redemption Agreements”) with Sellers, pursuant to which Sellers agreed to reverse the redemption of 335,238 shares of FLAG Class A Common Stock.

At the Closing, Calidi received net cash proceeds from the Trust of approximately $1,760,000 in connection with the Non-Redemption Agreements. In consideration of the Seller’s role in structuring the various transactions described herein, including in connection with potential similar transactions with other investors, the Seller was entitled to 200,000 incentive shares of FLAG Class A Common Stock upon consummation of the Business Combination.

All of the Sellers in the Non-Redemption Agreements had also participated in the Calidi Cure Series B Financing discussed above, which was completed at the Closing with aggregate proceeds of $2,640,000 to Calidi.

Non-Redeeming Shareholders and Trust fund proceeds

Upon the consummation of the Business Combination, 2,687,351 FLAG public shares were redeemed for aggregate redemption payments of approximately $28.2 million from the Trust. The remaining approximate $15.0 million funds in the Trust were distributed as follows i) $12.5 million to the Seller investors pursuant to the Forward Purchase Agreements and Non-Redemption Agreements discussed above, ii) $1.8 million to Calidi in connection with the Non-Redemption Agreements discussed above, and iii) $0.7 million in cash to Calidi available in the Trust from non-redeeming shareholders.

Equity Line of Credit

FLAG and Calidi intend to execute a Common Stock Purchase Agreement (also referred to as the equity line of credit or “ELOC”) shortly after the Closing with a Common Stock Investor, to which all terms have been agreed to, pursuant to which Calidi has the right to sell to the Common Stock Investor up to $50,000,000 in shares of Class A Common Stock, subject to certain limitations and conditions set forth in the Purchase Agreement, including a registration statement to be filed with the Securities and Exchange Commission before the ELOC can be activated for use, if necessary. There can be no assurance that any funds from the ELOC will be available to Calidi in the future. New Calidi is committed to issuing Class A shares of common stock to the Common Stock Investor in an aggregate amount equal to $1,375,000, representing the Commitment Shares pursuant to the ELOC for the total commitment of up to $50 million by the Common Stock Investor.

Partial settlement, repayment, or deferral of certain term notes payable of Calidi

On September 12, 2023, in connection with the Closing of the FLAG Merger, Calidi entered into certain amendments with respect to the 2020 Term Notes Payable, the 2021 Term Note, the 2022 Term Notes Payable and the 2023 Term Notes Payable, which included certain related parties (see Notes 6 and 8), as discussed below.

The 2020 Term Note in principal amount of $450,000, a related party, plus accrued interest was deferred to November 1, 2023 and the remaining $50,000 plus accrued interest was paid at or shortly after the Closing.

The 2021 Term Note in principal amount of $500,000 plus accrued interest was deferred to January 1, 2025, and Calidi agreed to accrue an interest rate of 24% per annum payable with principal at maturity.

Holders of the 2022 Term Notes and the 2023 Term Notes, which also included certain related parties, with an aggregate of $4.8 million in principal plus accrued interest agreed to the following: i) approximately $2.0 million of principal was settled with shares of FLAG common stock valued at approximately $5.25 per share issued to these holders at the Closing, ii) approximately $1.55 million of principal plus accrued interest agreed to defer repayment of their debt varying from two to six months post-closing of the FLAG Merger to January 1, 2025, iii) $0.6 million of principal plus accrued interest were paid at or shortly after the Closing, iv) $0.6 million of principal plus accrued interest remained substantially unchanged because of the scheduled maturity in May 2024. For the holder that extended to January 1, 2025, a related party, Calidi agreed to accrue an interest rate of 24% per annum payable with principal at maturity, and FLAG offered certain incentives including 500,000 warrants to purchase FLAG common stock with an exercise price of $11.50 per share with the warrants valued at approximately $1.50 per warrant at the time of the amendment.

Settlement, deferral or payment of deferred compensation of certain executives and a director

On August 31, 2023, Mr. Camaisa and Mr. Leftwich entered into certain amendments with respect to their deferred compensation arrangements in connection with the FLAG Merger. Mr. Camaisa agreed to settle approximately $0.7 million of deferred compensation with 469,719 FLAG warrants issuable at the Closing, and Mr. Leftwich agreed to defer approximately $0.5 million of deferred compensation, combined with the deferral of certain term notes discussed above, to January 1, 2025, which will include accrued interest at 24% per annum payable at maturity. Approximately $1.8 million in deferred compensation will be paid at or shortly after the Closing in accordance with the executives’ employment contracts.

15. Subsequent Events

Calidi has completed an evaluation of all subsequent events through April 13, 2023, the date the consolidated financial statements were available to be issued. Other than the events disclosed below, and within the other notes to the consolidated financial statements, Calidi has determined that there are no other material events to disclose.

Agreement and Plan of Merger with First Light Acquisition Group, Inc.

On January 9, 2023, First Light Acquisition Group, Inc., a Delaware corporation (“FLAG”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among FLAG, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of FLAG (“Merger Sub”), Calidi, First Light Acquisition Group, LLC, in the capacity as the representative of the stockholders of FLAG (the “Sponsor”) and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.

Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which Merger Sub will merge with and into Calidi, with Calidi being the surviving corporation in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

Merger Consideration

At the effective time of the Merger (the “Effective Time”), all shares of Calidi common stock outstanding immediately prior to the Effective Time, with certain exceptions, will be converted into (i) the right to receive shares of FLAG Class A Common Stock, par value $0.0001 per share (“FLAG Class A Common Stock”), and (ii) the contingent right to receive Escalation Shares.

The aggregate consideration to be paid to the securityholders of Calidi will be based on an equity value of $250 million, subject to certain adjustments for net debt and the achievement of certain pre-closing milestones, if any, as defined in the Merger Agreement. As of the Effective Time, each outstanding Calidi stock option (whether vested or unvested) will be assumed by FLAG and automatically converted into a conversion adjusted stock option for shares of FLAG common stock.

If, during the period between the execution of the Merger Agreement and the closing of the Transactions (the “Interim Period”), Calidi enters into a revenue-generating definitive collaboration or out-license contract involving Calidi’s technology (a “Pre-Closing Milestone Contract”), the Merger Consideration will be increased by an amount equal to the aggregate up-front cash payments received by Calidi pursuant to any such Pre-Closing Milestone Contracts.

Following the closing of the Transactions (the “Closing”), as additional consideration for the Merger, FLAG will issue shares of FLAG Common Stock (“Escalation Shares”) to each holder of Calidi common stock immediately prior to the Effective Time (a “Calidi Stockholder”) in accordance with the following terms.

If at any time during the five-year period following the Closing (the “Escalation Period”), the last reported sale price of the shares of FLAG Common Stock as reported on NYSE American (or the exchange on which such shares are listed) for a period for any 20 days within any 30 consecutive day trading period (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), is:

●	greater than or equal to $12.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock

●	greater than or equal to $14.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock;

●	greater than or equal to $16.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock; and

●	greater than or equal to $18.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock

If, during the Escalation Period, there is a change of control pursuant to which FLAG or its stockholders have the right to receive consideration implying a value per share that is equal to or in excess of the above price targets, there will be an acceleration of the Escalation Period at the applicable target price.

To incentivize FLAG public stockholders to not redeem their shares, those stockholders may be entitled to their pro rata portion of up to an additional 2,000,000 Non-Redeeming Continuation Shares to be issued at Closing.

The Escalation Shares and the Non-Redeeming Continuation Shares will be placed in escrow and will be outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved for the Escalation Shares, or in the case of the Non-Redeeming Continuation Shares, canceled on a pro rata basis for those holders of the FLAG Class A common stock that redeem their shares at the Closing. While in escrow, the shares will be non-voting.

The Merger Agreement and the consummation of the Transactions contemplated above requires the approval of both FLAG’s shareholders and Calidi’s stockholders, among other closing conditions specified in the FLAG Merger Agreement and the various agreements described above, there can be no assurance that the FLAG Merger or the Transactions will occur or that Calidi will receive any proceeds from this transaction. Calidi has incurred and expects to incur significant amount of transaction expenses in connection with the FLAG Merger and the transaction, and if the FLAG Merger is not consummated nor approved, Calidi will bear the risk of payment of all such transaction costs without reimbursement from FLAG or any other party.

The Merger is expected to be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, FLAG will be treated as the “accounting acquiree” and Calidi as the “accounting acquirer” for financial reporting purposes. The FLAG Merger is expected to be completed during the second quarter of 2023. However, there can be no assurance as to when or if the closing of the FLAG Merger will occur or if any Contingent Consideration will be achieved.

Term Loans

Beginning January 1, 2023 and through the date of this report, Calidi received approximately $2,350,000 in aggregate proceeds from the issuance of certain term loans (the “2023 Term Loans”), which mature on the earlier of one year from the issuance date or Calidi receiving gross proceeds of $20 million or more from the issuance of shares of common stock or preferred stock in a single transaction. The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested is paid in shares of Calidi common stock, valued at $2.96 per share, due within 30 days of the funding of the 2023 Term Loans.

Simple Agreement for Future Equity

From January 1, 2023 and through the date of this report, Calidi entered into additional SAFE agreements with various investors to raise aggregate proceeds of approximately $1,850,000 on terms substantially similar to the 2022 SAFEs discussed in Note 9.

Stock Option Repricing

On January 18, 2023, the Board approved a repricing of approximately 3.5 million stock options previously granted at an exercise price $3.86 per share to the current fair value of $2.96 per share pursuant to a new valuation report.

Silicon Valley Bank

On March 12, 2023, Silicon Valley Bank was closed by its state chartering authority, the California Department of Financial Protection and Innovation. On the same date the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver and transferred all customer deposits and substantially all of the assets of Silicon Valley Bank to Silicon Valley Bridge Bank, N.A., a full-service bank that is being operated by the FDIC. Calidi automatically became a customer of Silicon Valley Bridge Bank, N.A. as part of this action. As of March 12, 2023, Calidi held, in separate accounts, approximately $150,000 in cash deposits, a credit card collateral account of $100,000 as restricted cash, and a restricted lease collateral money market account of approximately $118,000, at Silicon Valley Bridge Bank, N.A. Normal banking activities resumed on March 14, 2023.

First Light Acquisition Group Inc [Member]
Subsequent Events

NOTE 11. SUBSEQUENT EVENTS

On August 4, 2023, the Company filed a proxy statement/prospectus with SEC. The special stockholder meeting of the Company to approve the Business Combination has been set for August 22, 2023.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the audited balance sheet date through March 31, 2022, the date that the audited financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the below.

On January 5, 2023, the Company drew $100,000 on a promissory note with a related party. The promissory note has an interest rate of 50% per annum calculated on the basis of a year of 365 days. The principal balance and accrued interest of the promissory note is payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.

On January 6, 2023, the Company drew $37,500 on a promissory note with a related party. The promissory note is non-interest bearing and the principal balance of the promissory note is payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.

On January 9, 2023, the Company announced a merger agreement with Calidi Biotherapeutics, a clinical-stage biotechnology company that is pioneering the development of allogeneic cell-based delivery of oncolytic viruses. Total gross proceeds from the transaction, before payment of transaction expenses, is expected to be up to $82 million, combining up to $42 million held in the Company’s Trust Account, assuming no redemptions, and $40 million of possible PIPE financing.

On January 20, 2023 and January 30, 2023, the Company drew $35,000 and $50,000, respectively, on promissory notes with related parties. The promissory notes have an interest rate of 50% per annum calculated on the basis of a year of 365 days. The principal balance and accrued interest of the promissory notes are payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.

On March 14, 2023, an automatic extension of the completion window from March 14, 2023 to June 14, 2023 occurred pursuant to our amended and restated certificate of incorporation.